QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 10/31

Date of reporting period: 07/31/2015

ITEM 1. SCHEDULE OF INVESTMENTS

BIG 4 ONEFUND
SCHEDULE OF INVESTMENTS
July 31, 2015 (unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	26.89%

	BIOTECHNOLOGY	1.83%
966	Celgene Corp.		$126,788
630	Prothena Corp. PLC		41,561

			168,349

	CASINO SERVICES	0.52%
463	Wynn Resorts LTD		47,795

	COMMUNICATIONS	0.70%
1,088	Cheetah Mobile Inc ADR		29,050
1,097	Cogent Communications Holdings Inc.		34,874

			63,924

	COMPUTER HARDWARE/SOFTWARE	0.76%
277	Apple Inc.		33,600
1,339	EMC Corp.		36,006

			69,606

	CONSTRUCTION & MINING	0.54%
520	Quanta Services Inc.		14,362
1,574	US Silica Holdings Inc.		35,446

			49,808

	CONTAINERS & PACKAGING	0.38%
558	WestRock Co.		35,187

	ELECTRICAL EQUIPMENT	0.37%
655	Sensata Technologies Holding N.V.		33,615

	ENERGY	0.14%
505	Abengoa Yield PLC		12,817

	FINANCIAL SERVICES	4.09%
91	AMERCO		32,703
8,184	Fifth Street Finance Corp.		51,150
11,426	Kcap Financial Inc.		59,072
669	Mastercard		65,161
4,220	Virtu Financial, Inc.		99,170
898	Visa Inc -Class A		67,655

			374,911

	FOOD	0.38%
556	Core-Mark Holding Co., Inc.		35,345

	GLASSWARE	0.35%
867	Libbey, Inc.		32,261

	INSURANCE	1.72%
1,105	Berkshire Hathaway B New		157,728

	INVESTMENTS	1.37%
3,921	Ares Capital Corp.		63,089
2,070	Main Street Capital Corp.		62,907

			125,996

	MANUFACTURING	0.42%
519	Kapstone Paper		12,145
454	Rogers Corp.		25,410

			37,555

	MEDIA	1.68%
220	Google Inc. Class C		137,634
439	Liberty Media Corp. A		16,594

			154,228

BIG 4 ONEFUND
SCHEDULE OF INVESTMENTS
July 31, 2015 (unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	MORTGAGE	1.05%
815	Altisource Residential Corp.		$13,415
8,117	Two Harbors Investment Corp.		82,956

			96,371

	OIL & GAS	3.48%
1,112	Cheniere Energy Inc.		76,695
740	Halliburton Co.		30,925
6,117	Kinder Morgan Inc.		211,893

			319,513

	REAL ESTATE	1.25%
396	Alexander & Baldwin		14,949
1,398	Kennedy-Wilson Holdings Inc.		35,397
492	Texas Pacific Land Trust		64,334

			114,680

	RETAIL	0.60%
279	Fiesta Restaurant Group		16,218
2,740	The Tile Shop Holdings, Inc.		39,127

			55,345

	SEMICONDUCTORS	0.33%
2,857	ON Semiconductor CRP		30,341

	TRANSPORTATION	3.08%
1,024	General Motors Co.		32,266
2,000	Macquarie Infrastructure Corp.		169,860
378	Ryder System Inc.		34,217
472	Union Pacific Corp.		46,062

			282,405

	UTILITIES	0.90%
1,593	American Water Works Co. Inc.		82,693

	WIRELESS	0.95%
542	American Tower Corp.		51,550
437	Crown Castle International Corp.		35,795

			87,345

	TOTAL COMMON STOCKS	26.89%	2,467,818

	EXCHANGE TRADED FUNDS	11.89%

	BROAD MARKET	4.72%
3,978	Vanguard US Total Stock Market		432,966

	EMERGING MARKET	0.37%
1,253	Ishares MSCI Frontier 100		34,357

	LARGE CAP VALUE	5.64%
4,403	Schwab U.S. Large-Cap ETF		221,515
1,533	Vanguard S&P 500 ETF		295,792

			517,307

	REAL ESTATE	1.16%
2,755	Schwab US REIT ETF		106,040

	TOTAL EXCHANGE TRADED FUNDS	11.89%	1,090,670

BIG 4 ONEFUND
SCHEDULE OF INVESTMENTS
July 31, 2015 (unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	LIMITED PARTERNSHIP FUNDS	22.36%

	Oil & GAS	18.13%
2,011	Cheniere Energy Partners LP Holdings, LLC		$43,960
871	Crestwood Midstream Partners		8,701
3,403	Dominion Midstream Partners		119,513
3,248	Energy Transfer Equity LP		97,700
535	Energy Transfer Partners, LP		27,392
5,573	Enlink Midstream Partners LP		109,621
6,133	Enterprise Products Partners		173,748
2,538	Enviva Partners LP		39,212
2,049	Magellan Midstream Partners, LP		144,250
2,821	Plains All American Pipeline LP		117,777
1,084	Plains GP Holdings LP		27,793
2,717	Rose Rock Midstream LP		108,272
3,178	Shell Midstream Partners LP		134,938
1,621	Tall Energy GP, LP		48,760
2,862	Tallgrass Energy Partners LP		132,368
2,334	Tesoro Logisticks LP		122,395
3,877	USA Compression Partners LP		69,515
541	Valero Energy Partners LP		25,411
2,429	Williams Partners LP		112,050

			1,663,376

	PRIVATE EQUITIES	0.85%
1,983	The Blackstone Group LP		77,833

	REFINING & MARKETING	2.41%
3,745	Emerge Energy Services LP		87,184
5,360	Northern Tier Energy LP		134,000

			221,184

	UTILITIES	0.97%
2,127	Brookfield Infrastrutucre Partners LP		89,036

	TOTAL LIMITED PARTNERSHIP FUNDS	22.36%	2,051,429

	MUTUAL FUNDS	37.95%

	AGGREGATE BOND	1.77%
5,854	Rivernorth/DoubleLine Strategic Income Fund		62,049
9,804	Stone Ridge Reinsurance Risk Premium Interval Fund		100,686

			162,735

	BROAD MARKET BLEND	8.17%
20,030	DFA US Core Equity 1 Portfolio		367,144
22,815	DFA US Vector Equity Portfolio		383,066

			750,210

	EMERGING MARKET	5.07%
11,375	DFA Emergining Markets Value		273,463
9,752	DFA Emergining Markets Small Cap		191,921

			465,384

	FOREIGN BLEND	5.54%
24,761	DFA International Core Equity		305,301
10,095	DFA International Small Cap Value Portfolio		203,413

			508,714

	INCOME & CAPITAL APPRECIATON	0.69%
2,592	Invesco Convertible Securities Fund		63,417

	LARGE CAP GROWTH	1.14%
3,968	SharesPost 100 Fund		104,881

BIG 4 ONEFUND
SCHEDULE OF INVESTMENTS
July 31, 2015 (unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	LARGE CAP VALUE	3.97%
10,691	DFA US Large Cap Value Portfolio		$363,831

	LONG TERM CAPITAL APPRECIATION	0.65%
3,277	Matthews Asian Growth and Income Fund		59,896

	REAL ESTATE	1.68%
14,407	DFA International Real Estate SEC		75,924
2,413	DFA Real Estate SECS Port		77,809

			153,733

	SMALL CAP BLEND	9.26%
10,148	DFA US Micro Cap Portfolio		199,197
8,477	DFA US Small Cap Portfolio		270,996
11,015	DFA US Small Cap Value Portfolio		379,246

			849,439

	TOTAL MUTUAL FUNDS	37.95%	3,482,240

	MONEY MARKET FUND	0.31%
28,098	Fidelity Institutional Money Market Fund 0.07%*		28,098

	TOTAL INVESTMENTS	99.39%	9,120,255
	Other assets, net of liabilities	0.61%	55,651

	NET ASSETS	100.00%	$9,175,906

* Effective 7 day yield as of July 31, 2015.

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2015:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$2,467,818	-	-	$2,467,818
Exchange Traded Funds	1,090,670	-	-	1,090,670
Limited Partnership Funds	2,051,429	-	-	2,051,429
Mutual Funds	3,482,240	-	-	3,482,240
Money Market	28,098	-	-	28,098

	$9,120,255	-	-	$9,120,255

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2015.

At July 31, 2015 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $9,527,142 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$157,092
Gross unrealized depreciation	(592,077)

Net unrealized depreciation	$(434,985)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) World Funds Trust

By:	/s/ John Pasco, III John Pasco, III Principal Executive Officer

Date:	September 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John Pasco, III John Pasco, III Principal Executive Officer

Date:	September 24, 2015

By:	/s/ Karen Shupe Karen Shupe Principal Financial Officer

Date:	September 24, 2015